Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Line Items]
Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs
The following amounts and balances of the consolidated VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Cash and cash equivalents	2,617,594	1,136,649
Restricted cash—current	13,801	17,364
Short-term investments	—	25,900
Accounts receivable, net	12,088	13,688
Loans receivable, net	—	54,817
Prepayments and other current assets	1,501,233	1,136,314
Restricted cash - non-current	10,000	20,000
Property and equipment, net	14,422	9,430
Long-term investments	228,400	578,400
Intangible assets, net	95,517	69,631
Goodwill	283,256	283,256
Deferred tax assets	786	540
Operating lease right-of-use assets	82,120	61,771
Other non-current assets	3,482	12,708

TOTAL ASSETS	4,862,699	3,420,468

LIABILITIES
Accounts payable	7,179	11,086
Prepaid for freight listing fees and other service fees	506,423	479,476
Income tax payable	3,032	4,991
Other tax payable	731,284	862,150
Operating lease liabilities—current	34,867	37,569
Accrued expenses and other current liabilities	1,113,559	638,045
Deferred tax liabilities	20,333	17,308
Operating lease liabilities—non-current	46,395	22,497
Other non-current liabilities	22,950	12,414

TOTAL LIABILITIES	2,486,022	2,085,536

Summary of Income and Cash Flow Amounts and Balances of the Consolidated VIEs

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net Revenues	5,648,742	5,817,440	6,157,284
Net income	1,779,515	1,080,640	347,955
Net cash provided by (used in) operating activities (1)	615,584	137,792	(948,849)
Net cash used in investing activities	(69,854)	(240,125)	(1,051,374)
Net cash used in financing activities	(9,000)	—	—

(1)	It includes cash flows used in intercompany operating activities of RMB 2,316,618 , RMB 1,703,166 and RMB 1,787,075 for the years ended December 31, 2022, 2023 and 2024, respectively.

Summary of Property and equipment	The estimated useful lives are as follows:

Category	Estimated useful lives
Office building	44 years
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	4 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Summary of Useful Lives of Intangible Assets
Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Software	5 to 8
Trademarks	5 to 15
Platform	5
Customer relationship	10
Non-compete commitment	8

Summary of the Disaggregated Revenues
For the years ended December 31, 2022, 2023 and 2024, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by revenue streams and timing of transfer of services were as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Freight brokerage service-satisfied at a point of time	3,360,313	3,916,409	4,726,989
Freight listing service-satisfied over time (1)	761,080	828,152	879,489
Transaction service-satisfied at a point of time (1)	1,448,570	2,207,763	3,763,712
-satisfied overtime (1)	91,300	101,201	84,944
Credit solutions-satisfied over time	796,356	1,001,892	1,341,434
Other value-added services-satisfied at a point of time (1)	276,025	380,742	442,070

Total net revenues (2)	6,733,644	8,436,159	11,238,638

(1)
Effective from January 1, 2024, the Group renamed “Transaction commission” revenue stream as “Transaction service,” which consists of all monetization from truckers related to freight matching service, including the revenue generated from our intra-city business, which was previously classified under “Freight listing service
” and “Other value-added services.” The comparative net revenues for the years ended December 31, 2022 and 2023 have been recast to conform to this presentation. RMB101.2 million from “Freight listing service
” and RMB4.7 million from “Other value-added services” were reclassified to “Transaction service” for the year ended December 31, 2023, with corresponding amounts of RMB91.3 million and RMB4.6 million reclassified for the year ended December 31, 2022 under the same methodology.

(2)
RMB3,551 million, RMB4,173 million and RMB5,098 million of net revenues were attributable to VAT for the years ended December 31, 2022, 2023, and 2024, respectively. The VAT related to freight brokerage service is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group.

Summary of Contract Liabilities	The Group recognized revenues
at a point of time or over time

that were previously deferred as contract liabilities of RMB462,080 and RMB548,917 during the years ended December 31, 2023 and 2024, respectively.

	As of December 31,
	2023 (1)	2024
	RMB	RMB

Contract balances—current
Freight listing service	495,692	462,036
Transaction service	27,718	78,709
Others	25,507	30,440
Contract balances—non current
Freight listing service	22,950	12,414

Total contract balances	571,867	583,599

(1)	The 2023 comparative balances and their line item compositions have been retrospectively recast to conform to the reclassified revenue stream presentation criteria outlined above.

Summary of Value Added Tax
Gross amount of VAT and the government grants from local financial bureaus included in cost of revenues are as the following:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Gross VAT	4,518,878	5,271,119	5,996,198
Less: government grants	(1,979,581)	(2,150,109)	(2,102,847)

VAT, net	2,539,297	3,121,010	3,893,351